Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Oct. 02, 2010	Dec. 31, 2011 affiliate Y M	Dec. 31, 2010	Dec. 31, 2009
Operations of Seaboard Corporation and its Subsidiaries
Percentage of ownership interest held by Seaboard Flour LLC and SFC Preferred LLC (Parent Companies)		73.80%
Principles of Consolidation and Investments in Affiliates
Minimum time lag for reporting financial information of certain subsidiaries and affiliates (in months)		1
Maximum time lag for reporting financial information of certain subsidiaries and affiliates (in months)		3
Property, Plant and Equipment
Useful lives, minimum (in years)		3
Useful Lives, maximum (in years)		30
Deferred Grants
Deferred Grants		$ 5,631,000	$ 6,047,000
Changes in the asset retirement obligation
Beginning balance		12,028,000	11,090,000
Accretion Expense		1,007,000	938,000
Liability for additional lagoons placed in service		74,000
Ending balance		13,109,000	12,028,000	11,090,000
Cash and Cash Equivalents
Interest (net of amounts capitalized)		6,786,000	8,377,000	13,845,000
Income taxes (net of refunds)		126,730,000	69,626,000	(10,542,000)
Capitalized interest		6,723,000	3,350,000	702,000
Supplemental Non-Cash Transactions
Total cash paid for majority interest acquired in commodity origination, storage and processing business in Canada	5,578,000		5,578,000
Increase in working capital	1,254,000
Increase in fixed assets	4,637,000
Increase in other long-term assets	833,000
Increase in deferred tax liabilities	896,000
Increase in non-controlling interest	250,000
Non-cash, pay-in-kind interest income and accretion of discount recognized on a note receivable from an affiliate		10,584,000	695,000
Foreign Currency Transactions and Translation
Foreign currency gain				$ 4,794,000
The lag for reporting remeasurement of notes payable denominated in foreign currency (in months)		1
Number of non-controlled, non-consolidated affiliates using local currency as their functional currency		7